Cover Page	12 Months Ended
Dec. 31, 2019
Document Type	S-1/A
Entity Registrant Name	PAE Inc
Entity Central Index Key	0001720821
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	false
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7799 Leesburg Pike, Suite 300 North
Entity Address, City or Town	Falls Church
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22043
Local Phone Number	717-6000
City Area Code	703